October 30, 2015

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, NE

Judiciary Plaza

Washington, DC 20549

Attention: Division of Investment Management

RE: BlackRock Basic Value Fund, Inc.

Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A

(Securities Act File No. 002-58521, Investment Company Act File No. 811-02739)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), BlackRock Basic Value Fund, Inc. (the “Fund”) hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 53 to the Fund’s Registration Statement on

Form N-1A; and

(2) the text of Post-Effective Amendment No. 53 to the Fund’s Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on October 27, 2015.

Sincerely,

BlackRock Basic Value Fund, Inc.

/s/ Ben Archibald
Ben Archibald
Secretary of the Fund